Subsequent Events	12 Months Ended
Jan. 31, 2015
Subsequent Events [Text Block]

16. Subsequent Events

Subsequent to January 31, 2015;

a)	The Company issued stock options to purchase an aggregate of 78,750 shares of common stock at an exercise price of $4.80 as to 37,500 shares and $4.48 as to 41,250 shares.